Other information - Additional Information (Details 1)	12 Months Ended
Dec. 31, 2022 NUMBER
Azule Energy Holdings Ltd
Other information
Proportion of ownership interest in joint venture (as a percent)	50.00%
Proportion of ownership interest acquired (as a percent)	50.00%
Azule Energy Holdings Ltd | Angola
Other information
Number of partners in oil and gas operation	2
Azule Energy Holdings Ltd | Be Power SpA
Other information
Proportion of ownership interest in joint venture (as a percent)	50.00%
Vårgrønn AS
Other information
Proportion of ownership interest in joint venture (as a percent)	65.00%
Vårgrønn AS | Eni North Sea Wind Ltd
Other information
Equity interest disposed (as a percent)	100.00%
Vårgrønn AS | Eni North Sea Wind Ltd | UK Dogger Bank A, B and C projects
Other information
Proportion of ownership interest acquired (as a percent)	20.00%